Condensed Statements of Changes in Class A Common stock Subject to Possible Redemption and Shareholders' Deficit - USD ($)	Total	Private Placement Warrants [Member]	Sponsor [Member]	Metric [Member]	Common Stock Subject To Possible Redemption [Member] Class A common stock [Member]	Common Stock Subject To Possible Redemption [Member] Class B common stock [Member]	Common Stock [Member] Class B common stock [Member]	Common Stock [Member] Class B common stock [Member] Sponsor [Member]	Common Stock [Member] Class B common stock [Member] Metric [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Private Placement Warrants [Member]	Additional Paid-in Capital [Member] Sponsor [Member]	Additional Paid-in Capital [Member] Metric [Member]	Accumulated Deficit [Member]
Beginning balance at Mar. 23, 2021	$ 0				$ 0		$ 0			$ 0				$ 0
Beginning balance, shares at Mar. 23, 2021					0		0
Issuance of Class B common stock			$ 20,025	$ 4,975				$ 461	$ 114			$ 19,564	$ 4,861
Issuance of Class B common stock , shares								4,605,750	1,144,250
Net income (loss)	0													0
Ending balance, shares at Mar. 31, 2021					0		5,750,000
Ending balance at Mar. 31, 2021	25,000				$ 0		$ 575			24,425				0
Beginning balance at Mar. 23, 2021	0				$ 0		$ 0			0				0
Beginning balance, shares at Mar. 23, 2021					0		0
Net income (loss)	(906,592)
Ending balance, shares at Sep. 30, 2021					23,000,000	5,750,000	5,750,000
Ending balance at Sep. 30, 2021	(18,975,372)				$ 230,000,000		$ 575			0				(18,975,947)
Beginning balance at Mar. 23, 2021	0				$ 0		$ 0			0				0
Beginning balance, shares at Mar. 23, 2021					0		0
Issuance of Class B common stock	20,025			$ 4,975			$ 461		$ 114	19,564			$ 4,861
Issuance of Class B common stock , shares							4,605,750		1,144,250
Issuance of Class A common stock					$ 198,363,610
Issuance of Class A common stock , shares					23,000,000
Deemed capital contribution from sale of private placement warrants		$ 2,081,733									$ 2,081,733
Forward purchase units liability	(31,000)									(31,000)
Excess fair value of anchor investor shares over purchase price	11,491,877									11,491,877
Accretion of Class A common stock to redemption value	(31,636,390)				$ 31,636,390					(13,567,035)				(18,069,355)
Remeasurement of Class A common stock to redemption value	(4,784)				$ 4,784									(4,784)
Net income (loss)	3,386,750													3,386,750
Ending balance, shares at Dec. 31, 2021					23,000,000	5,750,000	5,750,000
Ending balance at Dec. 31, 2021	(14,686,814)				$ 230,004,784		$ 575			0				(14,687,389)
Beginning balance at Mar. 31, 2021	25,000				$ 0		$ 575			24,425				0
Beginning balance, shares at Mar. 31, 2021					0		5,750,000
Net income (loss)	(83,303)													(83,303)
Ending balance, shares at Jun. 30, 2021					0		5,750,000
Ending balance at Jun. 30, 2021	(58,303)				$ 0		$ 575			24,425				(83,303)
Issuance of Class A common stock					$ 198,363,610
Issuance of Class A common stock , shares					23,000,000
Excess fair value of founder shares from anchor agreement					$ 11,491,877
Deemed capital contribution from sale of private placement warrants		$ 2,081,733									$ 2,081,733
Forward purchase units liability	(31,000)									(31,000)
Remeasurement of Class A common stock to redemption value	(20,144,513)				$ 20,144,513					(2,075,158)				(18,069,355)
Net income (loss)	(823,289)													(823,289)
Ending balance, shares at Sep. 30, 2021					23,000,000	5,750,000	5,750,000
Ending balance at Sep. 30, 2021	(18,975,372)				$ 230,000,000		$ 575			0				(18,975,947)
Beginning balance at Dec. 31, 2021	(14,686,814)				$ 230,004,784		$ 575			0				(14,687,389)
Beginning balance, shares at Dec. 31, 2021					23,000,000	5,750,000	5,750,000
Remeasurement of Class A common stock to redemption value	(18,771)				$ 18,771									(18,771)
Net income (loss)	1,462,193													1,462,193
Ending balance, shares at Mar. 31, 2022					23,000,000		5,750,000
Ending balance at Mar. 31, 2022	(13,243,392)				$ 230,023,555		$ 575							(13,243,967)
Beginning balance at Dec. 31, 2021	(14,686,814)				$ 230,004,784		$ 575			0				(14,687,389)
Beginning balance, shares at Dec. 31, 2021					23,000,000	5,750,000	5,750,000
Accretion of Class A common stock to redemption value	(1,685,490)
Net income (loss)	6,116,975
Ending balance, shares at Sep. 30, 2022					4,128,024	5,750,000	5,750,000
Ending balance at Sep. 30, 2022	(9,895,329)				$ 41,679,745		$ 575							(9,895,904)
Beginning balance at Mar. 31, 2022	(13,243,392)				$ 230,023,555		$ 575							(13,243,967)
Beginning balance, shares at Mar. 31, 2022					23,000,000		5,750,000
Remeasurement of Class A common stock to redemption value	(159,999)				$ 159,999									(159,999)
Net income (loss)	4,161,210													4,161,210
Ending balance, shares at Jun. 30, 2022					23,000,000		5,750,000
Ending balance at Jun. 30, 2022	(9,242,181)				$ 230,183,554		$ 575			0				(9,242,756)
Accretion of Class A common stock to redemption value	(1,506,720)
Redemption of Class A common stock ,Shares					(18,871,976)
Redemption of Class A common stock Value					$ (190,010,529)
Remeasurement of Class A common stock to redemption value	(1,506,720)				$ 1,506,720					(360,000)				(1,146,720)
Sponsor share repurchase financing	360,000									$ 360,000
Net income (loss)	493,572													493,572
Ending balance, shares at Sep. 30, 2022					4,128,024	5,750,000	5,750,000
Ending balance at Sep. 30, 2022	$ (9,895,329)				$ 41,679,745		$ 575							$ (9,895,904)